EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following tables provide earnings per share calculations of Dow for the years ended December 31, 2018, 2017, and 2016. In accordance with the accounting guidance for earnings per share, earnings per share of TDCC is not presented as this information is not required in financial statements of wholly owned subsidiaries.

Net Income (Loss) for Earnings Per Share Calculations	2018	2017	2016
In millions
Income (loss) from continuing operations, net of tax	$2,940	$(1,287)	$1,478
Net income attributable to noncontrolling interests - continuing operations	(102)	(102)	(53)
Preferred stock dividends [1,2]	—	—	(340)
Net income attributable to participating securities - continuing operations [3]	—	(8)	(14)
Income (loss) from continuing operations attributable to common stockholders	$2,838	$(1,397)	$1,071
Income from discontinued operations, net of tax	$1,835	$1,882	$2,926
Net income attributable to noncontrolling interests - discontinued operations	(32)	(28)	(33)
Net income attributable to participating securities - discontinued operations [3]	—	(6)	(8)
Income from discontinued operations attributable to common stockholders	$1,803	$1,848	$2,885
Net income attributable to common stockholders	$4,641	$451	$3,956

Earnings Per Share Calculations - Basic	2018	2017	2016
Dollars per share
Income (loss) from continuing operations attributable to common stockholders	$3.80	$(1.88)	$1.57
Income from discontinued operations, net of tax	2.41	2.48	4.23
Net income attributable to common stockholders	$6.21	$0.60	$5.80

Earnings Per Share Calculations - Diluted	2018	2017	2016
Dollars per share
Income (loss) from continuing operations attributable to common stockholders	$3.80	$(1.88)	$1.55
Income from discontinued operations, net of tax	2.41	2.48	4.18
Net income attributable to common stockholders	$6.21	$0.60	$5.73

Share Count Information	2018	2017	2016
Shares in millions
Weighted-average common shares - basic [4,5,6]	747.2	744.8	681.6
Plus dilutive effect of equity compensation plans	—	—	9.3
Weighted-average common shares - diluted [4,5,6]	747.2	744.8	690.9
Stock options and restricted stock units excluded from EPS calculations [7]	—	1.1	1.1

1.
On December 30, 2016, TDCC converted all shares of its Cumulative Convertible Perpetual Preferred Stock, Series A ("Preferred Stock") into shares of TDCC's common stock. As a result of this conversion, no shares of TDCC Preferred Stock are issued or outstanding. See Note 19 for additional information.

2.
Preferred Stock dividends were not added back in the calculation of diluted earnings per share for the period ended December 31, 2016, because the effect of an assumed conversion of TDCC's Preferred Stock would have been antidilutive.

3.	Restricted stock units (formerly termed deferred stock) are considered participating securities due to the Company's practice of paying dividend equivalents on unvested shares.

4.
Share amounts for the year ended December 31, 2018 were based on 2,246.3 million DowDuPont common shares outstanding as of the Record Date for the April 1, 2019 distribution, less 4.6 million Employee Stock Ownership Plan ("ESOP") shares that had not been released and were not considered outstanding, adjusted for the Distribution Ratio. There was no dilutive effect for the year ended December 31, 2018 as the Company did not engage in activities giving rise to dilution.

5.
Share amounts for the year ended December 31, 2017 were based on 2,246.3 million DowDuPont common shares outstanding as of the Record Date for the April 1, 2019 distribution, less 4.6 million ESOP shares that had not been released and were not considered outstanding, adjusted for the Distribution Ratio and further adjusted by 2.4 million shares for the effect of TDCC basic common shares outstanding during the pre-Merger period. The year ended December 31, 2017 reflected a loss from continuing operations, and as such, the basic share count was used for purposes of calculating earnings per share on a diluted basis.

6.
Share amounts for the year ended December 31, 2016 were based on TDCC weighted average common shares outstanding of 1,108.1 million (basic) and 1,123.2 million (diluted), adjusted by a conversion factor of 0.6151 used to present TDCC shares of 1,214.8 million at the time of Merger on a basis that is equivalent to the Dow Inc. common shares at distribution of 747.2 million.

7.
These outstanding options to purchase shares of common stock and restricted stock units were excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive. For the year ended December 31, 2018, the Company did not engage in activities giving rise to dilution.